Defiance Gold Enhanced Options Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)
PURCHASED OPTIONS - 1.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.4%
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $435.00	$13,764,960	330	$20,130
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $424.00	9,385,200	225	55,350
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $421.00	9,385,200	225	77,625
SPDR Gold Shares, Expiration: 6/18/2026; Exercise Price: $430.01	32,535,360	780	305,729
Total Call Options			458,834

TOTAL PURCHASED OPTIONS (Cost $2,189,116)			458,834

SHORT-TERM INVESTMENTS - 99.8%
Money Market Funds - 13.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(e)	4,290,692	4,290,692

U.S. Treasury Bills - 86.5%	Principal Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.34%(f)(g)	$5,634,000	5,628,333
U.S. Treasury Bill, 7/9/2026, 3.59%(f)(g)	7,981,000	7,950,483
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	7,425,000	7,375,881
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)	5,640,000	5,587,131
U.S. Treasury Bill, 10/15/2026, 3.69%(f)(g)	1,362,000	1,343,406
		27,885,234

TOTAL SHORT-TERM INVESTMENTS (Cost $32,181,217)		32,175,926

TOTAL INVESTMENTS - 101.2% (Cost $34,370,333)		$32,634,760
Liabilities in Excess of Other Assets - (1.2)%		(393,025)
TOTAL NET ASSETS - 100.0%		$32,241,735

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(f)	The rate shown is the annualized effective yield as of May 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of May 31, 2026, the total value of securities pledged as collateral is $12,598,649.

Defiance Gold Enhanced Options Income ETF
Schedule of Written Options Contracts
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (5.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.2)%
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $426.00	$(13,764,960)	(330)	$(62,040)
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $415.00	(9,385,200)	(225)	(144,563)
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $412.00	(9,385,200)	(225)	(189,000)
Total Call Options			(395,603)

Put Options - (3.8)%
SPDR Gold Shares, Expiration: 6/18/2026; Exercise Price: $430.01	(32,535,360)	(780)	(1,226,386)

TOTAL WRITTEN OPTIONS (Premiums received $2,100,435)			$(1,621,989)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.